Fair Value of Financial Instruments (Schedule of Estimated Fair Value of Financial Instruments, by Balance Sheet Grouping) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets:
Available-for-sale securities	$ 64,869	$ 56,376
Trading securities	37,999	34,696
Carrying Amount Measurement [Member]
Assets:
Cash and cash equivalents	373,403	387,813
Available-for-sale securities	64,869	56,376
Trading securities	37,999	34,696
Carrying Amount Measurement [Member] | Credit Facility, Type of Debt [Member] | Credit Facility, Name [Member]
Liabilities:
Credit Facility, fair value disclosure	4,050,084	4,331,562
Carrying Amount Measurement [Member] | Senior Notes [Member] | Senior Notes at 8.0, Due 2019 [Member]
Liabilities:
Notes Payable, Fair Value Disclosure	2,020,346	2,022,829
Carrying Amount Measurement [Member] | Senior Notes [Member] | Senior Notes at 7.125, Due 2020 [Member]
Liabilities:
Notes Payable, Fair Value Disclosure	1,200,000	1,200,000
Carrying Amount Measurement [Member] | Senior Secured Notes [Member] | Senior Secured Notes At 5.125 Due 2018 [Member]
Liabilities:
Notes Payable, Fair Value Disclosure	1,600,000	1,600,000
Carrying Amount Measurement [Member] | Receivables Facility and Other Debt, Type [Member] | Receivables Facility and Unsecured Debt [Member]
Liabilities:
Other Liabilities, Fair Value Disclosure	536,887	338,940
Estimate of Fair Value Measurement [Member]
Assets:
Cash and cash equivalents	373,403	387,813
Available-for-sale securities	64,869	56,376
Trading securities	37,999	34,696
Estimate of Fair Value Measurement [Member] | Credit Facility, Type of Debt [Member] | Credit Facility, Name [Member]
Liabilities:
Credit Facility, fair value disclosure	4,084,983	4,357,910
Estimate of Fair Value Measurement [Member] | Senior Notes [Member] | Senior Notes at 8.0, Due 2019 [Member]
Liabilities:
Notes Payable, Fair Value Disclosure	2,172,440	2,185,220
Estimate of Fair Value Measurement [Member] | Senior Notes [Member] | Senior Notes at 7.125, Due 2020 [Member]
Liabilities:
Notes Payable, Fair Value Disclosure	1,245,720	1,285,848
Estimate of Fair Value Measurement [Member] | Senior Secured Notes [Member] | Senior Secured Notes At 5.125 Due 2018 [Member]
Liabilities:
Notes Payable, Fair Value Disclosure	1,662,160	1,674,480
Estimate of Fair Value Measurement [Member] | Receivables Facility and Other Debt, Type [Member] | Receivables Facility and Unsecured Debt [Member]
Liabilities:
Other Liabilities, Fair Value Disclosure	$ 536,887	$ 338,940